Investments (Aggregate Carrying And Approximate Market Values Of Available-For-Sale Securities) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Securities available-for-sale, amortized cost	$ 453,697	$ 367,884
Available-for-sale debt securities, accumulated gross unrealized gain, before tax	5,488	5,099
Available-for-sale debt securities, accumulated gross unrealized loss, before tax	9,102	3,517
Securities available-for-sale	450,083	369,466
U.S. Government agencies
Schedule of Available-for-sale Securities [Line Items]
Securities available-for-sale, amortized cost	3	5
Available-for-sale debt securities, accumulated gross unrealized gain, before tax	0	0
Available-for-sale debt securities, accumulated gross unrealized loss, before tax	0	0
Securities available-for-sale	3	5
Obligations of states and political subdivisions
Schedule of Available-for-sale Securities [Line Items]
Securities available-for-sale, amortized cost	83,248	49,725
Available-for-sale debt securities, accumulated gross unrealized gain, before tax	594	979
Available-for-sale debt securities, accumulated gross unrealized loss, before tax	1,474	7
Securities available-for-sale	82,368	50,697
U.S. Government agencies
Schedule of Available-for-sale Securities [Line Items]
Securities available-for-sale, amortized cost	335,867	287,933
Available-for-sale debt securities, accumulated gross unrealized gain, before tax	1,507	2,285
Available-for-sale debt securities, accumulated gross unrealized loss, before tax	6,560	2,021
Securities available-for-sale	330,814	288,197
Private label
Schedule of Available-for-sale Securities [Line Items]
Securities available-for-sale, amortized cost	941	1,222
Available-for-sale debt securities, accumulated gross unrealized gain, before tax	1	9
Available-for-sale debt securities, accumulated gross unrealized loss, before tax	0	0
Securities available-for-sale	942	1,231
Trust preferred securities
Schedule of Available-for-sale Securities [Line Items]
Securities available-for-sale, amortized cost	6,052	6,550
Available-for-sale debt securities, accumulated gross unrealized gain, before tax	1,164	463
Available-for-sale debt securities, accumulated gross unrealized loss, before tax	554	1,155
Securities available-for-sale	6,662	5,858
Corporate securities
Schedule of Available-for-sale Securities [Line Items]
Securities available-for-sale, amortized cost	23,925	18,793
Available-for-sale debt securities, accumulated gross unrealized gain, before tax	127	221
Available-for-sale debt securities, accumulated gross unrealized loss, before tax	478	321
Securities available-for-sale	23,574	18,693
Debt Securities
Schedule of Available-for-sale Securities [Line Items]
Securities available-for-sale, amortized cost	450,036	364,228
Available-for-sale debt securities, accumulated gross unrealized gain, before tax	3,393	3,957
Available-for-sale debt securities, accumulated gross unrealized loss, before tax	9,066	3,504
Securities available-for-sale	444,363	364,681
Equity Securities
Schedule of Available-for-sale Securities [Line Items]
Securities available-for-sale, amortized cost	2,136	2,131
Available-for-sale debt securities, accumulated gross unrealized gain, before tax	2,095	1,142
Available-for-sale debt securities, accumulated gross unrealized loss, before tax	0	0
Securities available-for-sale	4,231	3,273
Investment funds
Schedule of Available-for-sale Securities [Line Items]
Securities available-for-sale, amortized cost	1,525	1,525
Available-for-sale debt securities, accumulated gross unrealized gain, before tax	0	0
Available-for-sale debt securities, accumulated gross unrealized loss, before tax	36	13
Securities available-for-sale	$ 1,489	$ 1,512